Note 5. Notes Payable, Former Stockholder (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Notes Payable
	September 30,	December 31,
	2016	2015

Note payable to a limited liability company,
bearing interest at 5% per annum, unsecured,
prinicpal and interest due February 12, 2016	$-	$50,000

Note payable to a limited partnership,
bearing interest at 5% per annum, unsecured,
principal and interest due February 12, 2016	-	50,000

	$-	$100,000

Stockholders
Schedule of Notes Payable

At December 31, 2015 and 2014 notes payable, stockholders consists of the following:

	December 31,
	2015	2014

Note payable to a limited liability company,
bearing interest at 5% per annum, unsecured,
principal and interst due February 12, 2016	$50,000	$-

Note payable to a limited partnership,
bearing interest at 5% per annum, unsecured,
principal and interst due February 12, 2016	50,000	-

	$100,000	$-

Former Stockholder
Schedule of Notes Payable

At December 31, 2015 and 2014 notes payable, former stockholder consisted of the following:

	December 31,
	2015	2014
Note payable to an individual, bearing
interest at 5% per annum, unsecured,
principal and interest due February 9, 2017	$-	$290,960

Note payable to an individual, bearing
interest at 5% per annum, unsecured,
principal and interest due April 6, 2017	-	10,000

Note payable to an individual, non-interest
bearing, unsecured and due on demand	-	3,500

Note payable to an individual, bearing
interest at 7% per annum, unsecured,
interest due quarterly and principal due
January 1, 2020	-	190,000

	$-	$494,460